UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                   as of December 31, 2015 (Unaudited)

Deutsche Capital Growth Fund

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 21.6%
Auto Components 0.5%
BorgWarner, Inc.	194,609	8,412,947
Hotels, Restaurants & Leisure 1.5%
Bloomin' Brands, Inc.	115,950	1,958,396
Brinker International, Inc. (a)	277,329	13,297,926
Las Vegas Sands Corp.	213,691	9,368,213
		24,624,535
Household Durables 0.7%
Jarden Corp.*	193,335	11,043,295
Internet & Catalog Retail 4.7%
Amazon.com, Inc.*	96,493	65,218,654
Expedia, Inc.	93,216	11,586,749
		76,805,403
Media 4.3%
Twenty-First Century Fox, Inc. "A"	766,447	20,816,700
Walt Disney Co.	456,162	47,933,503
		68,750,203
Specialty Retail 6.2%
Home Depot, Inc.	368,860	48,781,735
L Brands, Inc.	349,923	33,529,622
O'Reilly Automotive, Inc.* (a)	73,946	18,739,395
		101,050,752
Textiles, Apparel & Luxury Goods 3.7%
NIKE, Inc. "B"	666,632	41,664,500
VF Corp.	294,332	18,322,167
		59,986,667
Consumer Staples 9.9%
Beverages 1.7%
PepsiCo., Inc.	285,444	28,521,565
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	162,941	26,314,972
Rite Aid Corp.*	1,944,923	15,248,196
		41,563,168
Food Products 4.4%
Blue Buffalo Pet Products, Inc.* (a)	19,154	358,371
Mead Johnson Nutrition Co.	241,062	19,031,845
Mondelez International, Inc. "A"	385,719	17,295,640
The JM Smucker Co.	66,421	8,192,366
The WhiteWave Foods Co.*	674,377	26,240,009
		71,118,231
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	222,634	19,605,150
Energy 1.1%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	96,163	8,929,696
Valero Energy Corp.	129,919	9,186,573
		18,116,269
Financials 4.6%
Banks 0.4%
SVB Financial Group*	55,906	6,647,223
Capital Markets 2.2%
Affiliated Managers Group, Inc.*	83,859	13,397,314
Ameriprise Financial, Inc.	97,101	10,333,488
Charles Schwab Corp.	350,293	11,535,149
		35,265,951
Consumer Finance 1.0%
Capital One Financial Corp.	226,860	16,374,755
Diversified Financial Services 1.0%
Intercontinental Exchange, Inc.	60,178	15,421,214
Health Care 17.1%
Biotechnology 6.7%
Alexion Pharmaceuticals, Inc.*	68,574	13,080,491
Celgene Corp.*	320,486	38,381,403
Gilead Sciences, Inc.	404,456	40,926,903
Medivation, Inc.*	330,653	15,983,766
		108,372,563
Health Care Equipment & Supplies 1.8%
Becton, Dickinson & Co.	57,113	8,800,542
St. Jude Medical, Inc. (a)	213,939	13,215,012
The Cooper Companies, Inc.	56,710	7,610,482
		29,626,036
Health Care Providers & Services 3.5%
Cigna Corp.	195,621	28,625,221
HCA Holdings, Inc.*	78,344	5,298,405
McKesson Corp.	112,804	22,248,333
		56,171,959
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	197,127	27,962,465
Pharmaceuticals 3.4%
Allergan PLC*	124,871	39,022,187
Shire PLC (ADR)	81,567	16,721,235
		55,743,422
Industrials 10.8%
Aerospace & Defense 2.8%
BE Aerospace, Inc.	191,580	8,117,245
Boeing Co.	210,750	30,472,342
TransDigm Group, Inc.*	33,682	7,694,653
		46,284,240
Commercial Services & Supplies 0.8%
Stericycle, Inc.*	111,245	13,416,147
Electrical Equipment 2.0%
Acuity Brands, Inc.	41,710	9,751,798
AMETEK, Inc. (a)	421,467	22,586,417
		32,338,215
Industrial Conglomerates 3.1%
Danaher Corp. (a)	186,217	17,295,835
General Electric Co. (a)	266,281	8,294,653
Roper Technologies, Inc. (a)	128,137	24,319,121
		49,909,609
Machinery 1.1%
Dover Corp.	120,403	7,381,908
Parker-Hannifin Corp. (a)	102,692	9,959,070
		17,340,978
Road & Rail 1.0%
Norfolk Southern Corp.	183,082	15,486,906
Information Technology 28.4%
Communications Equipment 0.5%
Palo Alto Networks, Inc.*	47,721	8,405,577
Internet Software & Services 8.2%
Alphabet, Inc. "A"*	49,637	38,618,082
Alphabet, Inc. "C"*	50,126	38,039,619
Facebook, Inc. "A"*	394,411	41,279,055
LinkedIn Corp. "A"*	64,982	14,626,149
		132,562,905
IT Services 5.2%
Cognizant Technology Solutions Corp. "A"*	240,060	14,408,401
Fidelity National Information Services, Inc.	263,637	15,976,402
MasterCard, Inc. "A"	87,708	8,539,251
Visa, Inc. "A" (a)	588,187	45,613,902
		84,537,956
Semiconductors & Semiconductor Equipment 2.0%
Avago Technologies Ltd.	104,026	15,099,374
Broadcom Corp. "A"	143,908	8,320,760
NXP Semiconductors NV*	115,296	9,713,688
		33,133,822
Software 7.0%
Adobe Systems, Inc.*	296,972	27,897,550
Microsoft Corp.	864,308	47,951,808
Oracle Corp.	514,729	18,803,050
Salesforce.com, Inc.*	237,944	18,654,810
		113,307,218
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	782,144	82,328,478
Western Digital Corp.	105,008	6,305,730
		88,634,208
Materials 3.5%
Chemicals 2.8%
Dow Chemical Co.	262,902	13,534,195
Ecolab, Inc.	200,522	22,935,706
PPG Industries, Inc.	95,820	9,468,933
		45,938,834
Construction Materials 0.7%
Vulcan Materials Co.	117,558	11,164,483
Telecommunication Services 1.4%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	160,179	8,707,330
Zayo Group Holdings, Inc.*	496,952	13,213,954
		21,921,284
Utilities 0.6%
Water Utilities
American Water Works Co., Inc.	154,883	9,254,259
Total Common Stocks (Cost $1,047,341,295)		1,604,820,414
Convertible Preferred Stock 0.3%
Health Care 0.3%
Allergan PLC, Series A, 5.5%	1,900	1,957,342
Teva Pharmaceutical Industries Ltd., 7.0%*	1,783	1,813,950
Industrials 0.0%
Stericycle, Inc., Series A, 5.25%	5,000	457,800
Total Convertible Preferred Stock (Cost $4,183,000)		4,229,092
Securities Lending Collateral 3.9%
Daily Assets Fund, 0.36% (b) (c) (Cost $63,855,523)	63,855,523	63,855,523
Cash Equivalents 0.8%
Central Cash Management Fund, 0.25% (b) (Cost $13,051,665)	13,051,665	13,051,665
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,128,431,483) †	104.0	1,685,956,694
Other Assets and Liabilities, Net	(4.0)	(64,209,937)
Net Assets	100.0	1,621,746,757

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,129,335,185. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $556,621,509. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $581,850,071 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,228,562.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $61,895,333, which is 3.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,604,820,414	$—	$—	$1,604,820,414
Convertible Preferred Stock	4,229,092	—	—	4,229,092
Short-Term Investments (d)	76,907,188	—	—	76,907,188
Total	$1,685,956,694	$—	$—	$1,685,956,694

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016